Prepaid expenses and other current assets - Schedule of Prepaid Expenses and Other Current Assets (Parenthetical) (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 28, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Apr. 30, 2026 USD ($)	Feb. 28, 2026 USD ($)	Dec. 31, 2025 USD ($)	Oct. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Disclosure of Prepaid Expenses and Other Current Assets [Line Items]
Advances paid to third parties recovered									¥ 18,281,800
Payments for strategic consulting services	$ (2,500,000)	¥ 17,909,000
Strategic consulting service fees			$ 561,644	¥ 4,051,867
Prepaid expense and other current assets			1,250,000						8,954,500
Other non-current assets			688,355						4,931,108	¥ 0
Market Development Agreement [Member]
Disclosure of Prepaid Expenses and Other Current Assets [Line Items]
Advances paid to third parties				12,285,000
Advances paid to third parties recovered									11,500,000
Advances paid to third parties to be recovered									785,000
Software Development Agreement [Member]
Disclosure of Prepaid Expenses and Other Current Assets [Line Items]
Advances paid to third parties				3,200,000
Electric Bus Purchase Agreement [Member]
Disclosure of Prepaid Expenses and Other Current Assets [Line Items]
Advances paid to third parties			2,500,000	¥ 17,909,000
Advances paid to third parties recovered			$ 500,000						¥ 3,581,800
Electric Bus Purchase Agreement [Member] | Subsequent Event [Member]
Disclosure of Prepaid Expenses and Other Current Assets [Line Items]
Advances paid to third parties to be recovered | $					$ 1,000,000	$ 500,000	$ 500,000	$ 500,000